Taxation (Tables)	12 Months Ended
Dec. 31, 2012
TAXATION [Abstract]
Composition of Income Tax Expense

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Current income tax expense	218	96	464
Deferred income tax expense/(benefit)	183	(91)	(182)
Withholding tax expense	—	92	138

Income tax expense	401	97	420

Effective Income Tax Rate Reconciliation

	For the Years Ended December 31,
	2010	2011	2012
Statutory EIT rate	(25.0)%	(25.0)%	(25.0)%
Effect of tax holidays	(4.6)%	25.4%	99.6%
Effect of tax-exempted entity	26.4%	(5.3)%	(53.1)%
Effect of change in valuation allowance	5.7%	5.3%	(2.5)%
Withholding tax expense	—	(0.9)%	(1.3)%
Other permanent book-tax differences	1.8%	(0.4)%	(21.7)%

Effective income tax rate	4.3%	(0.9)%	(4)%

Summary of Effects of Income Tax Expense Exemption and Reduction

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Tax holiday effect	(434)	(2,624)	(10,345)
Per share effect, basic	(0.009)	(0.015)	(0.044)
Per share effect, diluted	(0.009)	(0.014)	(0.040)

Deferred Income Tax

	December 31,
	2011	2012
	US$	US$
Deferred income tax assets, current
Accruals	74	40
Accrued payroll	30	370
Other differences	40	70

Total current deferred income tax assets	144	480
Less: Valuation allowance	(144)	(480)

Net current deferred income tax assets	—	—

Deferred income tax assets, non-current
Equity investment	232	—
Net operating loss carry forwards	757	907
Other differences	18	34

Total non-current deferred income tax assets	1,007	941
Less: Valuation allowance, non-current	(1,007)	(941)

Net non-current deferred income tax assets	—	—

Deferred income tax liabilities, current
Prepaid customer acquisition costs	103	—

Total current deferred income tax liabilities	103	—

Deferred income tax liabilities, non-current
Intangible assets from business combination	—	1,910

Total non-current deferred income tax liabilities	—	1,910

Movement of Valuation Allowance

	December 31,
	2011	2012
	US$	US$
Balance at beginning of the year	476	1,151
Current year addition	675	270
Current year reversal	—	—

Balance at end of the year	1,151	1,421